UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09086

TD ASSET MANAGEMENT USA FUNDS INC.

(FORMERLY KNOWN AS “TD WATERHOUSE FAMILY OF FUNDS, INC.”)

(Exact name of registrant as specified in charter)

399 Park Avenue, New York, NY 10022
(Address of principal executive offices)	(Zip code)

R. Michael Thorfinnson, President, TD Asset Management USA Funds Inc.,399 Park Avenue, New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: 646-828-3653

Date of fiscal year end: October 31, 2018

Date of reporting period: July 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C.

§ 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in§§ 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The schedules need not be audited.

TD ASSET MANAGEMENT USA FUNDS INC.

TD Money Market Portfolio Schedule of Investments

July 31, 2018 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
COMMERCIAL PAPER (A) — 19.2%
BANKS — 1.0%
Bank of New York
2.42%, 10/2/18	$10,000,000	$9,958,839
Commonwealth Bank of Australia
2.20%, 9/7/18	10,000,000	9,977,492
		19,936,331
INDUSTRIAL & OTHER COMMERCIAL PAPER — 18.2%
Alberta Province
2.06%, 9/21/18	25,000,000	24,927,396
CDP Financial
2.22%, 8/1/18	20,000,000	20,000,000
2.03%, 9/18/18	30,000,000	29,919,200
Exxon Mobil
1.98%, 8/2/18	40,000,000	39,997,800
1.99%, 9/21/18	20,000,000	19,943,900
Federation des Caisses Desjardi du Quebec
2.09%, 8/31/18	25,000,000	24,956,667
Omers Financial Trust
1.89%, 8/3/18	30,028,000	30,024,847
1.92%, 8/7/18	30,042,000	30,032,386
Ontario Province
1.94%, 8/22/18	20,000,000	19,977,367
Ontario Teachers' Finance Trust
2.03%, 10/19/18	10,000,000	9,956,111
2.48%, 12/10/18	15,000,000	14,866,817
PSP Capital
1.97%, 8/13/18	25,000,000	24,983,633
2.09%, 9/24/18	30,000,000	29,906,700
Yale University
2.11%, 8/7/18	10,000,000	9,996,500
2.02%, 8/15/18	31,650,000	31,625,137
		361,114,461
TOTAL COMMERCIAL PAPER		381,050,792
CORPORATE OBLIGATIONS — 11.9%
BANKS — 7.3%
Bank of Montreal
2.47%, VAR ICE LIBOR USD 3 Month+0.120%, 8/3/18	25,000,000	25,000,071
Bank of Nova Scotia
2.71%, VAR ICE LIBOR USD 3 Month+0.350%, 8/14/18	380,000	380,052
2.60%, VAR ICE LIBOR USD 3 Month+0.280%, 9/20/18	400,000	400,415
2.59%, VAR ICE LIBOR USD 3 Month+0.250%, 10/12/18	2,890,000	2,890,857
Canadian Imperial Bank of Commerce NY
2.59%, VAR ICE LIBOR USD 3 Month+0.230%, 8/8/18	6,900,000	6,898,644
1.89%, 8/10/18	25,000,000	25,000,000
Citibank
2.60%, VAR ICE LIBOR USD 3 Month+0.230%, 8/9/18	500,000	500,117
2.00%, 3/20/19	7,315,000	7,286,712
Commonwealth Bank of Australia NY
2.50%, 9/20/18	3,000,000	3,000,185
International Bank for Reconstruction & Development
2.01%, VAR ICE LIBOR USD 1 Month+-0.090%, 8/10/18	30,000,000	29,999,556
International Bank for Reconstruction and Development
1.00%, 10/5/18	20,000,000	19,962,943
National Bank of Canada
2.10%, 12/14/18	4,000,000	3,993,553
Svenska Handelsbanken
2.24%, VAR ICE LIBOR USD 1 Month+0.170%, 8/24/18	10,000,000	10,000,256
Wells Fargo Bank
1.75%, 5/24/19	10,000,000	9,927,071
		145,240,432
CONSUMER DISCRETIONARY — 1.6%
Toyota Motor Credit Corp.
2.21%, 8/17/18	11,500,000	11,500,000
2.00%, 10/24/18	9,029,000	9,024,554
2.10%, 1/17/19	9,000,000	8,997,921
1.70%, 2/19/19	1,500,000	1,494,043
		31,016,518
DOMESTIC/FOREIGN BANK SUPPORTED — 0.4%
Corporate Finance Managers, Ser B
2.08%, 8/2/18 (A)	3,570,000	3,570,000
Partisan Property
2.00%, 8/1/18 (A)	3,294,750	3,294,750
		6,864,750
ENERGY — 1.0%
Chevron Corp.
1.79%, 11/16/18	3,000,000	2,999,381
1.69%, 2/28/19	17,045,000	16,970,999
		19,970,380
FINANCIALS — 1.0%
Berkshire Hathaway Finance Corp.
1.70%, 3/15/19	20,000,000	19,922,633

INFORMATION TECHNOLOGY — 0.6%
Apple
2.10%, 5/6/19	10,000,000	9,979,477
Microsoft
1.30%, 11/3/18	2,000,000	1,997,711
		11,977,188
TOTAL CORPORATE OBLIGATIONS		234,991,901
MUNICIPAL OBLIGATIONS — 11.3%
Bedford Row Funding, TECP
2.44%, 1/22/19	25,000,000	25,000,000
Cincinnati Children's Hospital Medical Center, TECP
2.05%, 8/1/18	25,000,000	25,000,000
1.97%, 8/7/18	25,000,000	25,000,000
Kern, Water Bank Authority, Ser B, RB, (LOC: Wells Fargo Bank, N.A.)
1.95%, 8/2/18 (B)	1,074,000	1,074,000
New York State, HFA, Ser A, RB, (LOC: JPMorgan Chase Bank, N.A.)
2.00%, 8/1/18 (B)	40,000,000	40,000,000
Princeton University, TECP
2.12%, 8/6/18	28,500,000	28,500,000
Sentara Healthcare, TECP
2.30%, 8/8/18	8,000,000	8,000,000
University of California, Ser Z-1, RB
1.94%, 8/2/18 (B)	16,520,000	16,520,000

TD ASSET MANAGEMENT USA FUNDS INC.

TD Money Market Portfolio Schedule of Investments

July 31, 2018 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
University of California, Ser Z-2, RB
1.95%, 8/2/18 (B)	$30,575,000	$30,575,000
University of Texas, TECP
2.07%, 8/6/18	25,000,000	25,000,000
TOTAL MUNICIPAL OBLIGATIONS		224,669,000
CERTIFICATES OF DEPOSIT — 7.3%
Australia & New Zealand Banking Group
2.28%, 9/20/18	10,000,000	10,000,000
2.34%, 12/3/18	15,000,000	15,000,000
Bank of Montreal
1.57%, 8/3/18	3,500,000	3,499,831
2.40%, 8/7/18	10,000,000	10,000,000
2.49%, 8/12/18	1,500,000	1,500,482
2.50%, 9/27/18	10,000,000	10,000,000
Bank of Nova Scotia
1.66%, 9/21/18	2,400,000	2,398,416
Canadian Imperial Bank
2.29%, 11/2/18	15,000,000	15,000,386
Commonwealth Bank of Australia
2.56%, 4/3/19	2,000,000	2,002,225
Cooperative Rabobank
1.72%, 10/19/18	5,000,000	4,993,211
Cooperative RaboBank
2.43%, 10/5/18	15,000,000	15,000,000
National Bank of Canada
1.66%, 9/21/18	3,820,000	3,816,710
Royal Bank of Canada
2.31%, 8/9/18	10,750,000	10,750,682
2.57%, 10/5/18	2,500,000	2,501,655
1.71%, 10/16/18	11,570,000	11,554,620
1.95%, 12/6/18	500,000	499,825
Svenska Handelsbanken
2.71%, 8/13/18	2,000,000	2,000,124
US Bank
2.15%, 8/28/18	10,000,000	10,000,000
2.18%, 8/29/18	15,000,000	15,000,000
TOTAL CERTIFICATES OF DEPOSIT		145,518,167
U.S. TREASURY OBLIGATIONS — 6.1%
U.S. Treasury Bills
1.85%, 8/16/18 (C)	100,000,000	99,922,958
1.88%, 8/30/18 (C)	20,000,000	19,969,784

TOTAL U.S. TREASURY OBLIGATIONS		119,892,742
REGIONAL GOVERNMENT OBLIGATION — 0.5%
Province of Ontario Canada
2.00%, 1/30/19	10,000,000	9,996,508

TOTAL REGIONAL GOVERNMENT OBLIGATION		9,996,508
REPURCHASE AGREEMENTS — 36.2%
Bank of Montreal
1.90% dated 7/31/18, due 8/1/18
in the amount of $192,524,160, fully collateralized by U.S. Treasury obligations, par value $6,787,200 - $65,810,100, coupon range 1.44% - 2.88%, maturity range 01/31/20 - 05/15/28, value $196,364,286	192,514,000	192,514,000
Bank of Montreal
1.90% dated 7/31/18, due 8/7/18
in the amount of $150,055,417, fully collateralized by U.S. Treasury obligations, par value $100 - $42,418,500, coupon range 0.00% - 3.75%, maturity range 08/16/18 - 11/15/46, value $153,000,097	150,000,000	150,000,000
Bank of Nova Scotia
1.90% dated 7/31/18, due 8/1/18
in the amount of $250,013,194, fully collateralized by U.S. Treasury obligations, par value $2,000 - $126,029,300, coupon range 0.38% - 6.25%, maturity range 01/16/19 - 11/15/30, value $255,013,194	250,000,000	250,000,000
RBC Capital Markets
1.83% dated 7/31/18, due 8/1/18
in the amount of $125,006,354, fully collateralized by U.S. Treasury obligations, par value $268,300 - $62,760,500, coupon range 1.13% - 3.75%, maturity range 01/15/21 - 05/15/46, value $127,500,027	125,000,000	125,000,000
TOTAL REPURCHASE AGREEMENTS		717,514,000

TOTAL INVESTMENTS
(Cost $1,833,633,110) — 92.5%		1,833,633,110
OTHER ASSETS AND LIABILITIES, NET — 7.5%		147,743,518
NET ASSETS — 100.0%		$1,981,376,628

(A)	The rate shown is the effective yield at time of purchase.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates. Date shown is the date on which the Portfolio can unconditionally demand payment.

HFA — Housing Finance Agency
ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rate
LOC — Letter of Credit
N.A. — National Association
NY — New York
RB — Revenue Bond
RBC — Royal Bank of Canada
Ser — Series
TECP — Tax Exempt Commercial Paper
VAR — Variable Rate
USD — U.S. Dollar

As of July 31, 2018, all the investments are classified as Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure

TD ASSET MANAGEMENT USA FUNDS INC.

TD Money Market Portfolio Schedule of Investments

July 31, 2018 (Unaudited)

under U.S. GAAP. For the period ended July 31, 2018, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Portfolio’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Portfolio’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TD U.S. Government Portfolio Schedule of Investments

July 31, 2018 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. GOVERNMENT AGENCY OBLIGATIONS — 56.4%
FANNIE MAE — 10.3%
1.13%, 10/19/18 (A)	$5,000,000	$4,990,204
1.00%, 10/26/18 (A)	10,000,000	9,981,974
1.13%, 12/14/18 (A)	3,000,000	2,989,976
1.38%, 1/28/19 (A)	8,000,000	7,971,367
1.88%, 2/19/19 (A)	22,680,000	22,664,441
1.20%, 2/26/19 (A)	1,000,000	994,398
1.00%, 2/26/19 (A)	17,000,000	16,887,390
		66,479,750
FANNIE MAE, DISCOUNT NOTE — 3.9%
1.91%, 9/24/18 (A) (B)	25,000,000	24,928,750

FEDERAL FARM CREDIT BANK — 8.5%
2.03%, VAR ICE LIBOR USD 1 Month+-0.060%, 8/3/18	5,215,000	5,216,443
2.00%, VAR ICE LIBOR USD 1 Month+-0.100%, 8/4/18	12,000,000	11,999,191
1.93%, 8/9/18	10,000,000	9,999,899
1.93%, VAR ICE LIBOR USD 1 Month+-0.140%, 8/28/18	25,000,000	24,999,797
0.88%, 9/28/18	2,000,000	1,996,422
1.38%, 12/21/18	800,000	797,716
		55,009,468
FEDERAL FARM CREDIT BANK, DISCOUNT NOTE (B) — 8.5%
1.85%, 8/3/18	20,000,000	19,997,944
1.87%, 8/24/18	12,000,000	11,985,663
1.84%, 8/29/18	5,000,000	4,992,883
1.99%, 10/5/18	5,000,000	4,982,215
1.77%, 11/28/18	12,500,000	12,428,104
		54,386,809
FEDERAL HOME LOAN BANK — 8.4%
1.63%, 8/7/18	15,000,000	15,000,000
0.63%, 8/7/18	3,000,000	2,999,374
0.95%, 8/8/18	10,000,000	9,998,255
1.94%, VAR ICE LIBOR USD 1 Month+-0.135%, 8/28/18	12,500,000	12,500,000
1.25%, 1/16/19	14,000,000	13,943,762
		54,441,391
FEDERAL HOME LOAN BANK, DISCOUNT NOTE (B) — 11.6%
1.81%, 8/13/18	5,000,000	4,997,000
1.91%, 8/29/18	35,000,000	34,948,142
1.92%, 9/19/18	20,000,000	19,947,870
1.92%, 9/24/18	15,000,000	14,957,025
		74,850,037
FREDDIE MAC — 5.2%
1.74%, 8/9/18 (A) (B)	12,500,000	12,495,208
2.07%, VAR ICE LIBOR USD 3 Month+-0.280%, 8/10/18 (A)	7,000,000	7,000,299
1.99%, 10/18/18 (A) (B)	12,500,000	12,446,375
3.75%, 3/27/19 (A)	1,861,000	1,879,596
		33,821,478
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		363,917,683
U.S. TREASURY OBLIGATIONS (B) — 13.2%
U.S. Treasury Bills
1.79%, 8/2/18	10,000,000	9,999,505
1.88%, 9/6/18	75,000,000	74,859,600

TOTAL U.S. TREASURY OBLIGATIONS		84,859,105
COMMERCIAL PAPER — 5.6%
Army & Air Force Exchange
1.92%, 8/8/18	7,500,000	7,497,200
1.93%, 8/15/18	8,000,000	7,993,996
1.98%, 8/24/18	8,000,000	7,989,880
1.97%, 8/28/18	12,500,000	12,481,531
TOTAL COMMERCIAL PAPER		35,962,607
REPURCHASE AGREEMENTS — 25.8%
Bank of Montreal
1.90% dated 7/31/18, due 8/1/18
in the amount of $51,085,696, fully collateralized by U.S. Treasury obligations, par value $3,003,700 - $50,620,600, coupon range 1.50% - 2.00%, maturity range 12/31/21 - 08/15/26, value $52,104,734	51,083,000	51,083,000
Bank of Montreal
1.90% dated 7/31/18, due 8/7/18
in the amount of $40,014,778, fully collateralized by U.S. Treasury obligations, par value $100 - $41,887,800, coupon range 0.50% - 4.25%, maturity range 01/15/20 - 02/15/48, value $40,800,003	40,000,000	40,000,000
Bank of Nova Scotia
1.90% dated 7/31/18, due 8/1/18
in the amount of $50,002,639, fully collateralized by U.S. Treasury obligations, par value $5,900 - $25,000,000, coupon range 1.25% - 6.63%, maturity range 02/27/19 - 11/15/30, value $51,002,771	50,000,000	50,000,000
RBC Capital Markets
1.83% dated 7/31/18, due 8/1/18
in the amount of $25,001,271, fully collateralized by U.S. Treasury obligations, par value $9,999,200 - $15,277,000, coupon range 2.63% - 3.13%, maturity range 06/15/21 - 08/15/44, value $25,500,095	25,000,000	25,000,000
TOTAL REPURCHASE AGREEMENTS		166,083,000

TOTAL INVESTMENTS
(Cost $650,822,395) — 101.0%		650,822,395
OTHER ASSETS AND LIABILITIES, NET — (1.0)%		(6,339,055)
NET ASSETS — 100.0%		$644,483,340

(A)	The Federal Housing Finance Agency ("FHFA") placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.

(B)	The rate shown is the effective yield at time of purchase.

TD ASSET MANAGEMENT USA FUNDS INC.

TD U.S. Government Portfolio Schedule of Investments

July 31, 2018 (Unaudited)

ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rate
RBC — Royal Bank of Canada
VAR — Variable Rate
USD — U.S. Dollar

As of July 31, 2018, all the investments are classified as Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the period ended July 31, 2018, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Portfolio’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Portfolio’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TD Municipal Portfolio Schedule of Investments

July 31, 2018 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 99.4%
ALABAMA — 0.8%
Montgomery, IDA, Anderson ALACO Lawn Project, AMT, RB, (LOC: U.S. Bank, N.A.)
1.05%, 8/2/18 (A)	$4,650,000	$4,650,000

ALASKA — 1.0%
Valdez, Marine Terminal, Exxon Pipeline Project, Ser C, RB
1.45%, 8/1/18 (A)	5,990,000	5,990,000

CALIFORNIA — 8.3%
California State, EFA, California Institute of Technology Project, Ser B, RB
0.54%, 8/2/18 (A)	950,000	950,000
California State, HEFA, Stanford Hospital Project, Ser B-1, RB
0.65%, 8/1/18 (A)	5,000,000	5,000,000
California State, Kindergarten Project, GO, (LOC: State Street Bank & Trust)
0.73%, 8/2/18 (A)	3,630,000	3,630,000
California Statewide, CDA, TECP
1.72%, 10/11/18	2,500,000	2,500,000
California Statewide, CDA, TECP
1.69%, 9/6/18	2,000,000	2,000,000
Irvine Ranch, Water District, Ser A-2, SAB
0.93%, 8/2/18 (A)	2,480,000	2,480,000
Northern California Power Agency, Hydroelectric Project, Ser A, RB, (LOC: Bank of Montreal)
0.69%, 8/1/18 (A)	5,600,000	5,600,000
University of California, Ser AL-2, RB
0.73%, 8/2/18 (A)	28,400,000	28,400,000
		50,560,000
COLORADO — 1.0%
Boulder County, HFA, Broadway East Apartments Project, AMT, RB, (LOC: U.S. Bank, N.A.)
1.04%, 8/2/18 (A)	1,740,000	1,740,000
Colorado State, Educational & Cultural Facilities Authority, Ready Foods Project, Ser A, AMT, RB, (LOC: U.S. Bank, N.A.)
1.01%, 8/2/18 (A)	4,220,000	4,220,000
		5,960,000
CONNECTICUT — 4.5%
Connecticut State, HEFA, TECP
1.25%, 8/2/18	10,980,000	10,980,000
Connecticut State, HEFA, Yale University Project, Ser V-1, RB
1.38%, 8/1/18 (A)	16,200,000	16,200,000
		27,180,000
FLORIDA — 3.8%
Alachua County, HFA, Brookside Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
1.00%, 8/1/18 (A)(B)	5,990,000	5,990,000
Florida State, HFC, Heritage Pointe Project, Ser I-1, AMT, RB, (LOC: Fannie Mae)
1.00%, 8/1/18 (A)(B)	2,000,000	2,000,000
Jacksonville, TECP
1.27%, 9/5/18	15,000,000	15,000,000
		22,990,000
GEORGIA — 6.4%
Douglas County, IDA, Pandosia LLC Project, Ser A, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.97%, 8/2/18 (A)	2,550,000	2,550,000
Main Street Natural Gas, RB
1.04%, 8/2/18 (A)	20,000,000	20,000,000
Monroe County, Development Authority, Oglethorpe Power Project, RB, (LOC: Bank of Montreal)
0.95%, 8/1/18 (A)	16,500,000	16,500,000
		39,050,000
ILLINOIS — 5.3%
Illinois State, EFA, TECP
1.25%, 8/1/18	12,000,000	12,000,000
Illinois State, Finance Authority, Carle Foundation Project, Ser C, RB, (LOC: Northern Trust)
0.98%, 8/2/18 (A)	2,000,000	2,000,000
Illinois State, Finance Authority, Northwestern University Project, RB
0.97%, 8/1/18 (A)	12,300,000	12,300,000
Lake County, Solid Waste Disposal, Countryside Landfill Project, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
1.07%, 8/2/18 (A)	2,170,000	2,170,000
Oswego, IDRB, Griffith Laboratories Project, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
1.16%, 8/1/18 (A)	3,630,000	3,630,000
		32,100,000
INDIANA — 0.1%
Indiana State, Finance Authority, Ascension Health Senior Credit Project, RB
0.93%, 8/1/18 (A)	700,000	700,000

IOWA — 1.6%
Iowa State, Finance Authority Industrial Development, Cone Enterprise Project, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.97%, 8/2/18 (A)	5,095,000	5,095,000
Iowa State, SBFA, Corporate Center Association Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.97%, 8/2/18 (A)	4,655,000	4,655,000
		9,750,000
LOUISIANA — 0.8%
East Baton Rouge Parish, IDB, ExxonMobil Project, Ser A, RB
1.48%, 8/1/18 (A)	5,000,000	5,000,000

MARYLAND — 7.7%
Maryland State, GO
5.00%, 8/1/18	4,525,000	4,525,000
Maryland State, Health & Higher Education Authority, TECP
1.16%, 8/2/18	7,350,000	7,350,000
Maryland State, Health & Higher Education Authority, TECP
1.37%, 8/2/18	7,000,000	7,000,000
Maryland State, Health & Higher Education Authority, TECP
1.33%, 8/15/18	13,161,000	13,161,000

TD ASSET MANAGEMENT USA FUNDS INC.

TD Municipal Portfolio Schedule of Investments

July 31, 2018 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Montgomery County, CHE Trinity Health Credit Group Project, RB
1.40%, 9/1/18 (A)	$3,100,000	$3,100,000
Montgomery County, TECP
1.20%, 8/13/18	12,000,000	12,000,000
		47,136,000
MASSACHUSETTS — 4.1%
Massachusetts State, HEFA, Harvard University Project, Ser R, RB
1.45%, 8/1/18 (A)	20,000,000	20,000,000
Massachusetts State, Ser A, GO, (LOC: Assured Guaranty)
5.25%, 8/1/18	5,060,000	5,060,000
		25,060,000
MICHIGAN — 2.5%
Michigan State, Finance Authority, CHE Trinity Health Credit Group Project, RB
1.40%, 9/1/18 (A)	3,200,000	3,200,000
Michigan State, HDA, Alderwood Project, AMT, RB, (LOC: Federal Home Loan Bank)
1.00%, 8/2/18 (A)	7,590,000	7,590,000
University of Michigan, Ser D-2, RB
0.88%, 8/2/18 (A)	4,240,000	4,240,000
		15,030,000
MINNESOTA — 4.2%
Rochester, Health Care Facilities, Mayo Clinic Project, Ser A, RB
0.92%, 8/1/18 (A)	8,000,000	8,000,000
St. Paul, Housing & Redevelopment Authority, Allina Health System Project, Ser C, RB, (LOC: Wells Fargo Bank, N.A.)
0.94%, 8/2/18 (A)	5,785,000	5,785,000
University of Minnesota, TECP
1.20%, 8/1/18	12,000,000	12,000,000
		25,785,000
MISSISSIPPI — 1.4%
Mississippi State, Business Finance, Chevron USA Project, Ser A, RB
1.45%, 8/1/18 (A)	1,035,000	1,035,000
Mississippi State, Business Finance, Chevron USA Project, Ser A, RB
1.45%, 8/1/18 (A)	2,100,000	2,100,000
Mississippi State, Business Finance, Chevron USA Project, Ser C, RB
1.45%, 8/1/18 (A)	5,500,000	5,500,000
		8,635,000
MISSOURI — 3.1%
Missouri State, HEFA, Ascension Health Senior Credit Project, Ser C-4, RB
0.93%, 8/1/18 (A)	5,300,000	5,300,000
University of Missouri, Curators, TECP
1.63%, 8/6/18	15,000,000	15,000,000
		20,300,000
MULTI-STATE — 4.9%
Freddie Mac, MFC, Ser M020, AMT, RB
0.99%, 8/2/18 (A)	25,924,000	25,924,000
Freddie Mac, MFC, Ser M031, RB
0.97%, 8/2/18 (A)	3,860,000	3,860,000
		29,784,000
NEVADA — 1.2%
Clark County, Airport System Revenue, Ser A-2, AMT, RB, (LOC: State Street Bank & Trust)
0.98%, 8/1/18 (A)	4,400,000	4,400,000
Truckee Meadows, Water Authority, TECP
1.44%, 9/5/18	2,750,000	2,750,000
		7,150,000
NEW YORK — 6.0%
MTA, Ser E-3, RB, (LOC: Bank of Montreal)
0.94%, 8/2/18 (A)	7,455,000	7,455,000
New York & New Jersey, Port Authority, TECP
1.36%, 8/23/18	13,450,000	13,450,000
NYC, GO, (LOC: Bank of New York Mellon)
1.50%, 8/1/18 (A)	1,000,000	1,000,000
NYS, Dormitory Authority, TECP
1.25%, 9/5/18	4,000,000	4,000,000
NYS, Energy Research & Development Authority, Consolidated Edison of New York Project, Ser A-1, AMT, RB, (LOC: Bank of Nova Scotia)
0.95%, 8/1/18 (A)	10,600,000	10,600,000
		36,505,000
OHIO — 1.6%
Franklin County, Hospital Facilities, Ohio Health Corporation Project, RB
0.93%, 8/1/18 (A)	10,000,000	10,000,000

OREGON — 1.4%
Oregon State, Ser A, GO
5.00%, 9/28/18	5,000,000	5,031,706
Oregon State, Veterans Welfare Project, Ser 9, GO
1.02%, 8/1/18 (A)	3,630,000	3,630,000
		8,661,706
TEXAS — 12.8%
Brazos River Harbor, JT Venture Project, AMT, RB, (LOC: Bank of Nova Scotia)
1.55%, 8/1/18 (A)	12,500,000	12,500,000
Brazos River Harbor, Merey Sweeny Project, AMT, RB, (LOC: Bank of Nova Scotia)
1.55%, 8/1/18 (A)	2,500,000	2,500,000
Dallas Area, Rapid Transit Authority, TECP
1.35%, 9/13/18	10,000,000	10,000,000
Gulf Coast, IDA, ExxonMobil Project, RB
1.50%, 8/1/18 (A)	3,000,000	3,000,000
Harris County, IDC, Exxon Mobil Project, AMT, RB
1.48%, 8/1/18 (A)	750,000	750,000
Lower Neches Valley Authority, IDC, Exxon Mobil Project, RB
1.45%, 8/1/18 (A)	2,000,000	2,000,000
Texas State, Department of Housing & Community Affairs, Chisholm Trails Apartments, AMT, RB, (LOC: Fannie Mae)
0.98%, 8/2/18 (A)(B)	5,200,000	5,200,000
Texas State, PFA, TECP
1.39%, 8/2/18	15,000,000	15,000,000
Texas State, TRAN
4.00%, 8/30/18	14,325,000	14,352,946

TD ASSET MANAGEMENT USA FUNDS INC.

TD Municipal Portfolio Schedule of Investments

July 31, 2018 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
University of Texas, Financing System Project, Ser B, RB
0.83%, 8/2/18 (A)	$7,800,000	$7,800,000
University of Texas, Permanent University Funding System, Ser A, RB
0.83%, 8/2/18 (A)	4,500,000	4,500,000
		77,602,946
UTAH — 1.7%
Utah State, MFH, Pointe Apartments Project, AMT, RB, (LOC: U.S. Bank, N.A.)
1.02%, 8/2/18 (A)	10,445,000	10,445,000

VIRGINIA — 4.6%
Norfolk, EDA, Sentara Healthcare Project, RB
0.93%, 8/1/18 (A)	9,700,000	9,700,000
Norfolk, IDA, TECP
1.40%, 8/2/18	6,000,000	6,000,000
Norfolk, IDA, TECP
1.18%, 8/1/18	6,000,000	6,000,000
Norfolk, IDA, TECP
1.22%, 9/4/18	6,000,000	6,000,000
Suffolk, Redevelopment & Housing Authority, Oak Springs Apartments, RB
1.15%, 8/1/18 (A)	100,000	100,000
		27,800,000
WASHINGTON — 3.5%
Olympia, Economic Development, Spring Air Northwest Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.98%, 8/2/18 (A)	600,000	600,000
Washington State, Economic DFA, Seadrunar Project, Ser E, RB, (LOC: U.S. Bank, N.A.)
1.25%, 8/2/18 (A)	100,000	100,000
Washington State, HFC, Boardwalk Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.98%, 8/2/18 (A)(B)	9,320,000	9,320,000
Washington State, HFC, Eagle's Landing Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.98%, 8/2/18 (A)(B)	6,365,000	6,365,000
Washington State, HFC, Woodlands Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.98%, 8/2/18 (A)(B)	4,620,000	4,620,000
		21,005,000
WISCONSIN — 3.7%
Milwaukee, Promissory Notes, Ser N4
5.00%, 4/1/19	9,890,000	10,101,473
Wisconsin State, Ser B, GO
5.00%, 5/1/19	12,000,000	12,286,044
		22,387,517
WYOMING — 1.2%
Sweetwater County, Pacificorp Project, AMT, RB, (LOC: Bank of Nova Scotia)
1.54%, 8/1/18 (A)	1,900,000	1,900,000
Uinta, Wyoming, Chevron USA Project, RB
1.45%, 8/1/18 (A)	5,300,000	5,300,000
		7,200,000

TOTAL MUNICIPAL OBLIGATIONS		604,417,169

TOTAL INVESTMENTS
(Cost $604,417,169) — 99.4%		604,417,169
OTHER ASSETS AND LIABILITIES, NET — 0.6%		3,925,624
NET ASSETS — 100.0%		$608,342,793

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates. Date shown is the date on which the Portfolio can unconditionally demand payment.

(B)	The Federal Housing Finance Agency ("FHFA") placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.

TD ASSET MANAGEMENT USA FUNDS INC.

TD Municipal Portfolio Schedule of Investments

July 31, 2018 (Unaudited)

AMT — Alternative Minimum Tax

CDA — Community Development Authority

DFA — Developmental Finance Authority

EDA — Economic Development Authority

EFA — Educational Facilities Authority

GO — General Obligation

HDA — Housing Development Authority

HEFA — Health and Education Facilities Authority

HFA — Housing Finance Agency

HFC — Housing Finance Commission

IDA — Industrial Development Authority

IDB — Industrial Development Board

IDC — Industrial Development Corp.

IDRB — Industrial Development Revenue Bond

LLC — Limited Liability Company

LOC — Letter of Credit

MFC — Multi-Family Certificates

MFH — Multi-Family Housing

MTA — Metropolitan Transportation Authority

N.A. — National Association

NYC — New York City

NYS — New York State

PFA — Public Finance Authority

RB — Revenue Bond

SAB — Special Assessment Bond

SBFA — Small Business Finance Authority

Ser — Series

TECP — Tax Exempt Commercial Paper

TRAN — Tax Revenue Anticipation Note

As of July 31, 2018, all the investments are classified as Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the period ended July 31, 2018, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Portfolio’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Portfolio’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TD California Municipal Money Market Portfolio Schedule of Investments

July 31, 2018 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 99.7%
CALIFORNIA — 99.7%
California State, EFA, California Institute of Technology Project, Ser B, RB
0.54%, 8/2/18 (A)	$9,500,000	$9,500,000
California State, EFA, Stanford University Project, Ser L-6, RB
0.66%, 8/1/18 (A)	5,700,000	5,700,000
California State, HFFA, Adventist Health System, Ser B, RB, (LOC: U.S. Bank, N.A.)
1.25%, 8/1/18 (A)	500,000	500,000
California State, HFFA, Health Facility Catholic Project, Ser C, RB, (LOC: Bank of Montreal)
0.69%, 8/1/18 (A)	7,800,000	7,800,000
California State, HFFA, Memorial Health Services, Ser A, RB
0.70%, 8/1/18 (A)	9,500,000	9,500,000
California State, HFFA, Ser B, RB
0.75%, 8/1/18 (A)	2,530,000	2,530,000
California State, HFFA, Ser B, RB
0.73%, 8/2/18 (A)	1,300,000	1,300,000
California State, HFFA, Ser C, RB
0.63%, 8/1/18 (A)	800,000	800,000
California State, HFFA, Stanford Hospital Project, Ser B-2, RB
1.25%, 8/2/18 (A)	4,000,000	4,000,000
California State, Kindergarten Project, GO, (LOC: State Street Bank & Trust)
0.73%, 8/2/18 (A)	4,750,000	4,750,000
California State, Kindergarten Project, Ser A-2, GO, (LOC: State Street Bank & Trust)
1.10%, 8/1/18 (A)	1,200,000	1,200,000
California State, Kindergarten Project, Ser A-3, GO, (LOC: State Street Bank & Trust Co.)
1.10%, 8/1/18 (A)	2,500,000	2,500,000
California State, MFA, Chevron USA Recovery Project, Ser B, RB
1.25%, 8/1/18 (A)	5,000,000	5,000,000
California State, MFA, Chevron USA Recovery Project, Ser C, RB
1.25%, 8/1/18 (A)	4,365,000	4,365,000
California State, MFA, ExxonMobil Project, AMT, RB
1.35%, 8/1/18 (A)	1,300,000	1,300,000
California State, MFA, La Sierra University Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.86%, 8/2/18 (A)	6,300,000	6,300,000
California State, MFA, La Sierra University Project, Ser B, RB, (LOC: Wells Fargo Bank, N.A.)
0.86%, 8/2/18 (A)	1,000,000	1,000,000
California State, PCFA, ExxonMobil Project, AMT, RB
1.35%, 8/1/18 (A)	600,000	600,000
California State, PCFA, Pacific Gas & Electric Project, Ser B, AMT, RB, (LOC: Canadian Imperial Bank)
1.41%, 8/1/18 (A)	8,900,000	8,900,000
California Statewide, CDA, Crossing Senior Phase II Project, AMT, RB, (LOC: Fannie Mae)
0.88%, 8/2/18 (A)(B)	3,030,000	3,030,000
California Statewide, CDA, Oakmont Senior Living-Y, AMT, RB, (LOC: Fannie Mae)
0.80%, 8/2/18 (A)(B)	5,000,000	5,000,000
California Statewide, CDA, Rady Children's Hospital Project, Ser C, RB, (LOC: Northern Trust)
0.74%, 8/2/18 (A)	8,500,000	8,500,000
California Statewide, CDA, Ser B, RB, (LOC: Wells Fargo Bank, N.A.)
1.25%, 8/1/18 (A)	700,000	700,000
California Statewide, CDA, Ser B, RB
1.04%, 8/2/18 (A)	6,000,000	6,000,000
California Statewide, CDA, TECP
1.72%, 10/11/18	5,500,000	5,500,000
California Statewide, CDA, TECP
1.69%, 9/6/18	5,000,000	5,000,000
Irvine Ranch, Water District, Ser A-1, SAB
0.93%, 8/2/18 (A)	10,000,000	10,000,000
Irvine Unified School District, Community Facilities District No. 09, SAB, (LOC: U.S. Bank, N.A.)
1.25%, 8/1/18 (A)	600,000	600,000
Irvine, Assessment District No. 94-13, Oak Creek Special Assessment Bonds, Ser A, SAB, (LOC: State Street Bank & Trust)
1.17%, 8/1/18 (A)	607,000	607,000
Los Angeles County, TECP
1.32%, 9/5/18	9,500,000	9,500,000
Los Angeles, Community Redevelopment Agency, Academy Village Apartments Project, Ser A, AMT, RB, (LOC: Freddie Mac)
0.70%, 8/2/18 (A)(B)	9,500,000	9,500,000
Los Angeles, MTA, TECP
1.25%, 8/9/18	3,900,000	3,900,000
Northern California Power Agency, Hydroelectric Project, Ser A, RB, (LOC: Bank of Montreal)
0.69%, 8/1/18 (A)	9,860,000	9,860,000
Oakland, JPFA, Ser A, RB, (LOC: Citibank, N.A.)
0.73%, 1/1/19 (A)	1,175,000	1,175,000
Port of Oakland, TECP
1.23%, 9/4/18	7,000,000	7,000,000
Riverside County, Ser A, GO
3.00%, 8/1/18	2,500,000	2,511,844
Sacramento, Municipal Utility Authority, TECP
1.20%, 8/2/18	8,500,000	8,500,000
San Diego County, COP, (LOC: Northern Trust)
1.01%, 8/2/18 (A)	1,550,000	1,550,000
San Francisco, City & County, TECP
1.15%, 8/2/18	4,150,000	4,150,000
Santa Clara County, Finance Authority, El Camino Hospital Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.70%, 8/1/18 (A)	4,900,000	4,900,000
University of California, Ser AL-2, RB
0.73%, 8/2/18 (A)	5,800,000	5,800,000

TD ASSET MANAGEMENT USA FUNDS INC.

TD California Municipal Money Market Portfolio Schedule of Investments

July 31, 2018 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
University of California, Ser AL-4, RB
0.63%, 8/2/18 (A)	$3,200,000	$3,200,000
Whittier, Presbyterian Intercommunity Project, Ser A, RB, (LOC: U.S. Bank, N.A.)
0.87%, 8/1/18 (A)	8,900,000	8,900,000

TOTAL MUNICIPAL OBLIGATIONS		202,928,844

TOTAL INVESTMENTS
(Cost $202,928,844) — 99.7%		202,928,844
OTHER ASSETS AND LIABILITIES, NET — 0.3%		643,192
NET ASSETS — 100.0%		$203,572,036

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates. Date shown is the date on which the Portfolio can unconditionally demand payment.

(B)	The Federal Housing Finance Agency ("FHFA") placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.

AMT — Alternative Minimum Tax
CDA — Community Development Authority COP — Certificate of Participation EFA — Educational Facilities Authority GO — General Obligation
HFFA — Health Facilities Finance Authority
JPFA — Joint Powers Finance Authority
LOC — Letter of Credit
MFA — Municipal Finance Authority MTA — Metropolitan Transportation Authority N.A. — National Association

PCFA — Pollution Control Financing Authority RB — Revenue Bond SAB — Special Assessment Bond
Ser — Series
TECP — Tax Exempt Commercial Paper

As of July 31, 2018, all the investments are classified as Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the period ended July 31, 2018, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Portfolio’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Portfolio’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TD New York Municipal Money Market Portfolio Schedule of Investments

July 31, 2018 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 99.0%
NEW YORK — 99.0%
Albany, IDA, South Mall Towers Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.95%, 8/2/18 (A)(B)	$6,120,000	$6,120,000
Geneva, HFA, Depaul Community Facilities, Ser A, AMT, RB, (LOC: Canandaigua National Bank & Trust)
1.07%, 8/2/18 (B)	1,265,000	1,265,000
Nassau Health Care, Ser D-1, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.95%, 8/3/18 (B)	7,000,000	7,000,000
New York & New Jersey, Port Authority, TECP
1.36%, 8/23/18	4,000,000	4,000,000
New York & New Jersey, Port Authority, TECP
1.33%, 9/18/18	3,000,000	3,000,000
New York City Trust for Cultural Resources, RB
0.97%, 8/2/18 (B)	7,000,000	7,000,000
NYC, HDC, Atlantic Court Apartments Project, Ser A, AMT, RB, (LOC: Freddie Mac)
0.93%, 8/1/18 (A)(B)	7,000,000	7,000,000
NYC, HDC, Lyric Development Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.93%, 8/1/18 (A)(B)	7,000,000	7,000,000
NYC, HDC, Nicole Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.93%, 8/1/18 (A)(B)	5,000,000	5,000,000
NYC, Municipal Water Finance Authority, 2nd General Resolution Project, Ser DD-3B, RB
1.44%, 8/1/18 (B)	2,850,000	2,850,000
NYC, Ser I, GO, (LOC: Bank of New York Mellon)
1.50%, 8/1/18 (B)	4,130,000	4,130,000
NYC, Ser L-4, GO, (LOC: U.S. Bank N.A.)
1.44%, 8/1/18 (B)	3,800,000	3,800,000
NYC, Transitional Finance Authority Future Tax Secured Revenue, Ser A-5, RB
1.44%, 8/1/18 (B)	4,500,000	4,500,000
NYC, Transitional Future Tax Secured, Ser A-6, RB
1.44%, 8/1/18 (B)	2,700,000	2,700,000
NYC, Water & Sewer System, 2nd General Resolution Project, RB
1.50%, 8/1/18 (B)	200,000	200,000
NYC, Water & Sewer System, 2nd General Resolution Project, Ser B, RB
1.50%, 8/1/18 (B)	2,000,000	2,000,000
NYC, Water & Sewer System, Ser B-1, RB
1.44%, 8/1/18 (B)	2,300,000	2,300,000
NYS, Dormitory Authority, Columbia University, Ser A, RB
0.85%, 8/1/18 (B)	4,330,000	4,330,000
NYS, Dormitory Authority, Cornell University Project, Ser A, RB
0.81%, 8/2/18 (B)	1,700,000	1,700,000
NYS, Dormitory Authority, Cornell University Project, Ser B, RB
0.81%, 8/2/18 (B)	1,800,000	1,800,000
NYS, Dormitory Authority, TECP
1.25%, 9/5/18	4,000,000	4,000,000
NYS, Energy Research & Development Authority, Consolidated Edison of New York Project, Ser A-1, AMT, RB, (LOC: Bank of Nova Scotia)
0.95%, 8/1/18 (B)	5,000,000	5,000,000
NYS, Energy Research & Development Authority, Ser A-4, AMT, RB, (LOC: Bank of Nova Scotia)
1.02%, 8/1/18 (B)	2,000,000	2,000,000
NYS, HFA, 1500 Lexington Avenue Project, Ser A, AMT, RB, (LOC: Fannie Mae)
1.01%, 8/1/18 (A)(B)	3,100,000	3,100,000
NYS, HFA, 240 East 39th Street Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.93%, 8/1/18 (A)(B)	1,000,000	1,000,000
NYS, HFA, 363 West 30th Street Project, Ser A, AMT, RB
0.94%, 8/1/18 (B)	6,000,000	6,000,000
NYS, HFA, 625 West 57th Street Project, RB, (LOC: Bank of New York Mellon)
0.92%, 8/1/18 (B)	6,545,000	6,545,000
NYS, HFA, Bowery Place I Project, Ser A, RB, (LOC: Freddie Mac)
0.90%, 8/1/18 (A)(B)	6,970,000	6,970,000
NYS, HFA, Maestro West Chelsea Housing Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
1.02%, 8/1/18 (B)	7,000,000	7,000,000
NYS, HFA, Union Square South Housing, AMT, RB, (LOC: Fannie Mae)
0.93%, 8/1/18 (A)(B)	7,050,000	7,050,000
NYS, HFA, West 38th Street Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.95%, 8/1/18 (A)(B)	3,000,000	3,000,000
NYS, MTA, Ser E-3, RB, (LOC: Bank of Montreal)
0.94%, 8/2/18 (B)	6,530,000	6,530,000
Onondaga County, Trust for Cultural Resources, Syracuse University Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.94%, 8/1/18 (B)	6,200,000	6,200,000
Syracuse, IDA, Syracuse University Project, RB, (LOC: U.S. Bank, N.A.)
0.89%, 8/1/18 (B)	800,000	800,000
Triborough Bridge & Tunnel Authority, RB, (LOC: State Street Bank & Trust)
1.52%, 8/1/18	2,000,000	2,000,000
Triborough Bridge & Tunnel Authority, Ser B, RB, (LOC: State Street Bank & Trust)
0.90%, 8/1/18 (B)	5,350,000	5,350,000

TD ASSET MANAGEMENT USA FUNDS INC.

TD New York Municipal Money Market Portfolio Schedule of Investments

July 31, 2018 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Westchester County, IDA, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.96%, 8/2/18 (B)	$100,000	$100,000

TOTAL MUNICIPAL OBLIGATIONS		150,340,000

TOTAL INVESTMENTS
(Cost $150,340,000) — 99.0%		150,340,000
OTHER ASSETS AND LIABILITIES, NET — 1.0%		1,533,064
NET ASSETS — 100.0%		$151,873,064

(A)	The Federal Housing Finance Agency ("FHFA") placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates. Date shown is the date on which the Portfolio can unconditionally demand payment.

AMT — Alternative Minimum Tax
GO — General Obligation
HDC — Housing Development Corporation HFA — Housing Finance Authority IDA — Industrial Development Authority LOC — Letter of Credit
MTA — Metropolitan Transportation Authority
N.A. — National Association
NYC — New York City NYS — New York State RB — Revenue Bond
Ser — Series
TECP — Tax Exempt Commercial Paper

As of July 31, 2018, all the investments are classified as Level 2 in accordance with the authoritative guidance on fair value measurements, and disclosure under U.S. GAAP. For the period ended July 31, 2018, there have been no transfers, between Level 1 and Level 2 assets and liabilities.

For information on the Portfolio’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Portfolio’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TD Institutional U.S. Government Fund • Schedule of Investments

July 31, 2018 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. GOVERNMENT AGENCY OBLIGATIONS — 54.1%
FANNIE MAE — 7.1%
1.13%, 10/19/18 (A)	$10,000,000	$9,980,408
1.00%, 10/26/18 (A)	10,000,000	9,981,974
1.13%, 12/14/18 (A)	12,000,000	11,959,905
1.38%, 1/28/19 (A)	28,000,000	27,899,422
1.20%, 2/26/19 (A)	1,000,000	994,398
		60,816,107
FANNIE MAE, DISCOUNT NOTE — 2.9%
1.91%, 9/24/18 (A) (B)	25,000,000	24,928,750

FEDERAL FARM CREDIT BANK — 7.0%
2.03%, VAR ICE LIBOR USD 1 Month+-0.060%, 8/3/18	3,000,000	3,000,830
2.00%, VAR ICE LIBOR USD 1 Month+-0.100%, 8/4/18	8,000,000	7,999,461
1.93%, 8/9/18	10,000,000	9,999,899
1.93%, VAR ICE LIBOR USD 1 Month+-0.140%, 8/28/18	25,000,000	24,999,797
0.88%, 9/20/18	3,750,000	3,744,380
0.88%, 9/28/18	3,000,000	2,994,633
0.96%, 10/5/18	2,500,000	2,495,293
0.94%, 10/17/18	3,500,000	3,491,997
4.13%, 12/10/18	1,500,000	1,510,394
1.38%, 12/21/18	623,000	621,221
		60,857,905
FEDERAL FARM CREDIT BANK, DISCOUNT NOTE (B) — 12.0%
1.85%, 8/3/18	30,000,000	29,996,917
1.88%, 8/15/18	10,000,000	9,992,689
1.87%, 8/24/18	18,000,000	17,978,495
1.84%, 8/29/18	17,000,000	16,975,803
1.86%, 9/5/18	10,000,000	9,982,014
1.99%, 10/5/18	5,000,000	4,982,215
1.77%, 11/28/18	12,500,000	12,428,104
		102,336,237
FEDERAL HOME LOAN BANK — 6.4%
1.63%, 8/7/18	15,000,000	15,000,000
0.63%, 8/7/18	2,000,000	1,999,583
0.95%, 8/8/18	10,000,000	9,998,254
1.94%, VAR ICE LIBOR USD 1 Month+-0.135%, 8/28/18	12,500,000	12,500,000
1.25%, 1/16/19	16,000,000	15,933,603
		55,431,440
FEDERAL HOME LOAN BANK, DISCOUNT NOTE (B) — 13.4%
1.81%, 8/13/18	25,000,000	24,985,000
1.91%, 8/29/18	35,000,000	34,948,142
1.92%, 9/19/18	30,000,000	29,921,804
1.92%, 9/24/18	25,000,000	24,928,375
		114,783,321
FREDDIE MAC — 5.3%
1.74%, 8/9/18 (A) (B)	12,500,000	12,495,208
2.07%, VAR ICE LIBOR USD 3 Month+-0.280%, 8/10/18 (A)	15,425,000	15,425,659
1.99%, 10/18/18 (A) (B)	12,500,000	12,446,375
3.75%, 3/27/19 (A)	6,000,000	6,059,955
		46,427,197
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		465,580,957
U.S. TREASURY OBLIGATIONS (B) — 13.9%
U.S. Treasury Bills
1.79%, 8/2/18	30,000,000	29,998,517
1.88%, 8/30/18	40,000,000	39,939,567
1.89%, 9/13/18	50,000,000	49,887,692

TOTAL U.S. TREASURY OBLIGATIONS		119,825,776
COMMERCIAL PAPER (B) — 4.2%
Army & Air Force Exchange
1.92%, 8/8/18	7,500,000	7,497,200
1.93%, 8/15/18	8,000,000	7,993,996
1.98%, 8/24/18	8,000,000	7,989,880
1.97%, 8/28/18	12,500,000	12,481,531
		35,962,607
TOTAL COMMERCIAL PAPER		35,962,607
REPURCHASE AGREEMENTS — 27.9%
Bank of Montreal
1.90% dated 7/31/18, due 8/7/18
in the amount of $50,018,472, fully collateralized by U.S. Treasury obligations, par value $100 - $22,592,900, coupon range 0.00% - 3.63%, maturity range 08/16/18 - 04/15/28, value $51,000,097	50,000,000	50,000,000
Bank of Montreal
1.90% dated 7/31/18, due 8/1/18
in the amount of $89,493,723, fully collateralized by U.S. Treasury obligations, par value $14,605,900 - $44,515,500, coupon range 1.44% - 2.00%, maturity range 01/31/20 - 08/15/26, value $91,278,844	89,489,000	89,489,000
Bank of Nova Scotia
1.90% dated 7/31/18, due 8/1/18
in the amount of $50,002,639, fully collateralized by U.S. Treasury obligations, par value $8,359,000 - $24,998,000, coupon range 1.00% - 6.63%, maturity range 10/24/19 - 11/15/30, value $51,002,728	50,000,000	50,000,000
RBC Capital Markets
1.83% dated 7/31/18, due 8/1/18
in the amount of $50,002,542, fully collateralized by U.S. Treasury obligations, par value $29,300 - $45,784,600, coupon range 0.63% - 4.38%, maturity range 07/15/21 - 11/15/39, value $51,000,109	50,000,000	50,000,000
TOTAL REPURCHASE AGREEMENTS		239,489,000

TOTAL INVESTMENTS
(Cost $860,858,340) — 100.1%		860,858,340
OTHER ASSETS AND LIABILITIES, NET — (0.1)%		(833,230)
NET ASSETS — 100.0%		$860,025,110

TD ASSET MANAGEMENT USA FUNDS INC.

TD Institutional U.S. Government Fund • Schedule of Investments

July 31, 2018 (Unaudited)

(A)	The Federal Housing Finance Agency ("FHFA") placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.

(B)	The rate shown is the effective yield at time of purchase.

ICE – International Currency Exchange

LIBOR – London Interbank Offered Rate

RBC – Royal Bank of Canada

USD – United States Dollar

VAR – Variable Rate

As of July 31, 2018, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the period ended July 31, 2018, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TD Institutional Treasury Obligations Money Market Fund • Schedule of Investments

July 31, 2018 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. TREASURY OBLIGATIONS (A) — 61.9%
U.S. Treasury Bills
1.80%, 8/2/18	$20,000,000	$19,999,008
1.78%, 8/9/18	25,000,000	24,990,208
1.88%, 8/30/18	20,000,000	19,969,784
1.87%, 9/6/18	65,000,000	64,878,795
1.78%, 9/13/18	30,000,000	29,936,835
1.95%, 10/4/18	25,000,000	24,914,155
1.81%, 10/11/18	20,000,000	19,929,385
1.85%, 11/8/18	10,000,000	9,949,537

U.S. Treasury Notes
2.18%, VAR US Treasury 3 Month Bill Money Market Yield+0.170%, 8/7/18	5,000,000	5,002,946
2.08%, VAR US Treasury 3 Month Bill Money Market Yield+0.070%, 8/7/18	20,000,000	20,016,401
1.50%, 1/31/19	10,000,000	9,965,824

TOTAL U.S. TREASURY OBLIGATIONS		249,552,878
REPURCHASE AGREEMENTS — 38.2%
Bank of Montreal
1.90% dated 7/31/18, due 8/7/18
in the amount of $10,003,694, fully collateralized by a U.S. Treasury obligation, par value $11,298,000, coupon 1.50%, maturity 08/15/26, value $10,200,043	10,000,000	10,000,000
Bank of Montreal
1.90% dated 7/31/18, due 8/1/18
in the amount of $34,119,801, fully collateralized by a U.S. Treasury obligation, par value $34,634,600, coupon 1.44%, maturity 01/31/20, value $34,800,452	34,118,000	34,118,000
Bank of Nova Scotia
1.90% dated 7/31/18, due 8/1/18
in the amount of $60,003,167, fully collateralized by U.S. Treasury obligations, par value $50,000 - $16,369,900, coupon range 0.00% - 3.50%, maturity range 08/09/18 - 05/15/48, value $61,203,243	60,000,000	60,000,000
RBC Capital Markets
1.83% dated 7/31/18, due 8/1/18
in the amount of $50,002,542, fully collateralized by U.S. Treasury obligations, par value $100 - $5,790,400, coupon range 0.00% - 4.38%, maturity range 07/18/19 - 08/15/44, value $51,000,010	50,000,000	50,000,000
TOTAL REPURCHASE AGREEMENTS		154,118,000
TOTAL INVESTMENTS
(Cost $403,670,878) — 100.1%		403,670,878
OTHER ASSETS AND LIABILITIES, NET — (0.1)%		(347,536)
NET ASSETS — 100.0%		$403,323,342

(A)	The rate shown is the effective yield at time of purchase.

RBC – Royal Bank of Canada

VAR – Variable Rate

As of July 31, 2018, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the period ended July 31, 2018, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TD Asset Management USA Funds Inc.

By (Signature and Title)*      /s/ R. Michael Thorfinnson, President

Date: September 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ R. Michael Thorfinnson, President

Date: September 27, 2018

By (Signature and Title)*        /s/ Eric Kleinschmidt, Treasurer

Date: September 27, 2018

* Print the name and title of each signing officer under his or her signature.